As filed with the Securities and Exchange Commission on June 27, 2013
                                                                                                                                                                                                                         File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 914	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 914	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 26, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 914 (“PEA No. 914”) to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended, solely for the purpose of adding a conformed signature to the Signature Page of Post-Effective Amendment No. 910 (“PEA No. 910”). Such conformed signature was inadvertently omitted from the electronic version of the Signature Page filed in PEA No. 910 although the Registrant had a manually signed copy of the Signature Page in its possession when PEA No. 910 was filed. Except as described above, no other changes have been made to PEA No. 910, and PEA No. 914 does not modify, amend or update in any way any of the other information contained in PEA No. 910.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 914 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 27th day of June, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: June 27, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 914 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: June 27, 2013

John E. Martinez*
Trustee

Date: June 27, 2013

George G.C. Parker*
Trustee

Date: June 27, 2013

Cecilia H. Herbert*
Trustee

Date: June 27, 2013

Charles A. Hurty*
Trustee

Date: June 27, 2013

John E. Kerrigan*
Trustee

Date: June 27, 2013

Robert H. Silver*
Trustee

Date: June 27, 2013

Robert S. Kapito*
Trustee

Date: June 27, 2013

Madhav V. Rajan*
Trustee

Date: June 27, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: June 27, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 27, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.